Bingham McCutchen LLP

2020 K Street NW

Washington, DC 2006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

October 26, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864) Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 137”). The purpose of PEA No. 137 is to introduce a new series of the Trust: the WisdomTree Global Corporate Bond Fund.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Enclosures